Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Current assets:
Cash and cash equivalents	$ 62,485	$ 46,819
Accounts receivable, net (note 4)	259,144	245,728
Fuel and natural gas in storage	30,804	43,063
Supplies and consumables inventory	60,295	52,537
Regulatory assets (note 7)	50,213	59,037
Prepaid expenses	29,003	27,283
Derivative instruments (note 24)	13,483	9,616
Other assets and long-term investments (notes 8 and 11)	7,764	7,522
Assets, current, total	513,191	491,605
Property, plant and equipment, net (note 5)	7,231,664	6,393,558
Intangible assets, net (note 6)	47,616	54,994
Goodwill (note 6)	1,031,696	954,282
Regulatory assets (note 7)	509,674	401,058
Long-term investments (note 8)
Investments carried at fair value	1,294,147	814,530
Other long-term investments	121,968	134,371
Derivative instruments (note 24)	72,221	53,192
Deferred income taxes (note 18)	30,585	72,415
Other assets (note 11)	58,708	28,584
Assets	10,911,470	9,398,589
Current liabilities:
Accounts payable	150,336	89,740
Accrued liabilities	307,952	235,586
Dividends payable (note 15)	73,945	62,613
Regulatory liabilities (note 7)	41,683	39,005
Long-term debt (note 9)	225,013	13,048
Other long-term liabilities (note 12)	57,939	42,337
Derivative instruments (note 24)	5,898	14,339
Other liabilities	9,300	2,313
Liabilities, current, total	872,066	498,981
Long-term debt (note 9)	3,706,855	3,323,747
Regulatory liabilities (note 7)	556,379	549,208
Deferred income taxes (note 18)	491,538	444,145
Derivative instruments (note 24)	78,766	88,503
Pension and other post-employment benefits obligation (note 10)	224,094	199,829
Other long-term liabilities (note 12)	243,401	255,668
Liabilities, noncurrent, total	5,301,033	4,861,100
Redeemable non-controlling interests (note 17)
Redeemable non-controlling interest, held by related party (note 16(b))	305,863	307,622
Redeemable non-controlling interests	25,913	33,364
Equity:
Preferred shares (note 13(b))	184,299	184,299
Common shares (note 13(a))	4,017,044	3,562,418
Additional paid-in capital	50,579	45,553
Deficit	(367,107)	(595,259)
Accumulated other comprehensive loss (note 14)	(9,761)	(19,385)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	3,875,054	3,177,626
Non-controlling interests	457,834	519,896
Non-controlling interest, held by related party (note 16(c))	73,707	0
Non-controlling interests	531,541	519,896
Total equity	4,406,595	3,697,522
Commitments and contingencies (note 22)
Liabilities and equity, total	$ 10,911,470	$ 9,398,589